ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

Multiple Sponsored Retirement Options

Supplement dated June 26, 2009 to the Contract Prospectus, Contract Prospectus Summary and
Statement of Additional Information, each dated May 1, 2009

The information in this Supplement updates and amends certain information contained in your variable annuity
Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your current variable annuity Contract Prospectus, Contract Prospectus Summary and
SAI for future reference.

1.	The share class of the BlackRock Mid Cap Value Opportunities Fund available under your contract is Investor
A Shares. Accordingly, all references to Class A of the BlackRock Mid Cap Value Opportunities Fund are
hereby deleted and replaced with Investor A Shares.

2.	The information for Calvert Social Balanced Portfolio and ING U.S. Bond Index Portfolio appearing in the Contract Prospectus under Appendix V – Description of Underlying Funds is hereby deleted and replaced with the following:

Investment
Fund Name	Adviser/Subadviser	Investment Objective(s)
Calvert Variable Series, Inc. –	Calvert Asset Management	A non-diversified portfolio that seeks to
Calvert Social Balanced	Company, Inc.	achieve a competitive total return
Portfolio		through an actively managed portfolio of
	Subadviser: (equity portion of	stocks, bonds and money market
	Portfolio):	instruments which offer income and
	New Amsterdam Partners LLC	capital growth opportunity and which
satisfy the investment and social criteria.
Calvert Asset Management
Company, Inc. manages fixed-
income portion of Portfolio and
handles allocation of assets and
Portfolio Managers for the
Portfolio.
ING Variable Portfolios, Inc.	ING Investments, LLC	Seeks investment results (before fees and
- ING U.S. Bond Index		expenses) that correspond to the total
Portfolio	Subadviser: Neuberger	return of the Barclays Capital U.S.
	Berman Fixed Income LLC	Aggregate Bond Index®.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC (Member
SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.01107-09A	June 2009